Fair Value Measurements - Narrative (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 02, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Dec. 31, 2017
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in fair value of preferred stock tranche obligation		$ 0	$ 1,235,000	$ 1,490,000	$ 2,486,000	$ 2,564,000	$ 43,000
Preferred Stock Tranche Obligation
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in fair value of preferred stock tranche obligation	$ 1,500,000			1,490,000		2,564,000	43,000
Settlement of Preferred Stock Tranche Obligation	$ 6,400,000			6,446,000
Preferred stock tranche obligation		$ 0		$ 0		$ 4,956,000	$ 2,392,000	$ 0	$ 0